March 2019
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Stefan Smith
Account Administrator
312.332.7425
stefan.smith@usbank.com
http://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Sponsor:
Citigroup Global Markets Realty Corp.
Sponsor:
Goldman Sachs Mortgage Company
Sponsor:
MC-Five Mile Commercial Mortgage Finance LLC
Sponsor:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Midland Loan Services, A Division of PNC National Bank
National Association
Special Servicer:
Midland Loan Services, A Division of PNC National Bank
National Association
Operating Advisor:
Trimont Real Estate Advisors, Inc
Payment Date:
Mar 12, 2019
Prior Payment:
Feb 12, 2019
Next Payment:
Apr 12, 2019
Record Date:
Feb 28, 2019
Determination Date:
Mar 6, 2019
First Payment Date:
Jun 12, 2015
Closing Date:
May 29, 2015
Rated Final Distribution Date:
May 12, 2025
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Loan Detail

Historical Loan Modification Report

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Historical Delinquency & Liquidation (Actual)

Delinquency Summary Report

REO Additional Detail

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquent Loan Detail

Supplemental Information

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.43900%
52,911,000.00
15,824,901.75
1,344,833.38
18,976.70
1,363,810.08
0.00
14,480,068.37
A-2
2.72600%
138,851,000.00
138,851,000.00
0.00
315,423.19
315,423.19
0.00
138,851,000.00
A-3
3.11900%
240,000,000.00
240,000,000.00
0.00
623,800.00
623,800.00
0.00
240,000,000.00
A-4
3.38200%
353,977,000.00
353,977,000.00
0.00
997,625.18
997,625.18
0.00
353,977,000.00
A-AB
3.12000%
81,051,000.00
81,051,000.00
0.00
210,732.60
210,732.60
0.00
81,051,000.00
X-A
0.85256%
969,430,000.00
932,343,901.75
0.00
662,401.83
662,401.83
0.00
930,999,068.37
X-B
0.04400%
73,071,000.00
73,071,000.00
0.00
2,679.27
2,679.27
0.00
73,071,000.00
A-S
3.77700%
102,640,000.00
102,640,000.00
0.00
323,059.40
323,059.40
0.00
102,640,000.00
100.00%
B
4.01290%
73,071,000.00
73,071,000.00
0.00
244,355.30
244,355.30
0.00
73,071,000.00
100.00%
PEZ
(1)
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.05690%
58,198,000.00
58,198,000.00
0.00
196,752.72
196,752.72
0.00
58,198,000.00
100.00%
D
3.38400%
53,989,000.00
53,989,000.00
0.00
152,248.98
152,248.98
0.00
53,989,000.00
X-D
0.67290%
53,989,000.00
53,989,000.00
0.00
30,274.17
30,274.17
0.00
53,989,000.00
E
4.05690%
23,849,000.00
23,849,000.00
0.00
80,627.44
80,627.44
0.00
23,849,000.00
F
4.05690%
20,283,000.00
20,283,000.00
0.00
68,571.69
68,571.69
0.00
20,283,000.00
G
4.05690%
39,451,775.00
39,451,775.00
0.00
132,138.06
132,138.06
0.00
39,451,775.00
S
(2)
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,238,271,775.00
1,201,185,676.75
1,344,833.38
4,059,666.52
5,404,499.90
0.00
1,199,840,843.37
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 233,909,000.00
(2) Class S is a sole beneficiary of Excess Interest
March 2019
PAYMENT DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
3.777000%
102,640,000.00
102,640,000.00
0.00
0.00
0.00
0.00
102,640,000.00
0.00%
B
4.012896%
73,071,000.00
73,071,000.00
0.00
0.00
0.00
0.00
73,071,000.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.056896%
58,198,000.00
58,198,000.00
0.00
0.00
0.00
0.00
58,198,000.00
0.00%
Totals:
233,909,000.00
233,909,000.00
0.00
0.00
0.00
0.00
233,909,000.00
March 2019
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36250GAL9
299.08528945
25.41689592
0.35865321
25.77554913
0.00000000
273.66839353
A-2
36250GAM7
1000.00000000
0.00000000
2.27166667
2.27166667
0.00000000
1000.00000000
A-3
36250GAN5
1000.00000000
0.00000000
2.59916667
2.59916667
0.00000000
1000.00000000
A-4
36250GAP0
1000.00000000
0.00000000
2.81833333
2.81833333
0.00000000
1000.00000000
A-AB
36250GAQ8
1000.00000000
0.00000000
2.60000000
2.60000000
0.00000000
1000.00000000
X-A
36250GAR6
961.74442894
0.00000000
0.68329001
0.68329001
0.00000000
960.35718759
X-B
36250GAS4
1000.00000000
0.00000000
0.03666667
0.03666667
0.00000000
1000.00000000
A-S
36250GAT2
1000.00000000
0.00000000
3.14750000
3.14750000
0.00000000
1000.00000000
B
36250GAU9
1000.00000000
0.00000000
3.34408038
3.34408038
0.00000000
1000.00000000
PEZ
36250GAV7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
36250GAW5
1000.00000000
0.00000000
3.38074705
3.38074705
0.00000000
1000.00000000
D
36250GAX3
1000.00000000
0.00000000
2.82000000
2.82000000
0.00000000
1000.00000000
X-D
36250GAY1
1000.00000000
0.00000000
0.56074705
0.56074705
0.00000000
1000.00000000
E
36250GAA3
1000.00000000
0.00000000
3.38074705
3.38074705
0.00000000
1000.00000000
F
36250GAC9
1000.00000000
0.00000000
3.38074705
3.38074705
0.00000000
1000.00000000
G
36250GAE5
1000.00000000
0.00000000
3.34935653
3.34935653
0.00000000
1000.00000000
S
36250GAG0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
R
36250GAJ4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
March 2019
FACTOR DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
15,824,901.75
1,344,833.35
0.03
0.00
0.00
14,480,068.37
0.00
A-2
138,851,000.00
0.00
0.00
0.00
0.00
138,851,000.00
0.00
A-3
240,000,000.00
0.00
0.00
0.00
0.00
240,000,000.00
0.00
A-4
353,977,000.00
0.00
0.00
0.00
0.00
353,977,000.00
0.00
A-AB
81,051,000.00
0.00
0.00
0.00
0.00
81,051,000.00
0.00
A-S
102,640,000.00
0.00
0.00
0.00
0.00
102,640,000.00
0.00
B
73,071,000.00
0.00
0.00
0.00
0.00
73,071,000.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
58,198,000.00
0.00
0.00
0.00
0.00
58,198,000.00
0.00
D
53,989,000.00
0.00
0.00
0.00
0.00
53,989,000.00
0.00
E
23,849,000.00
0.00
0.00
0.00
0.00
23,849,000.00
0.00
F
20,283,000.00
0.00
0.00
0.00
0.00
20,283,000.00
0.00
G
39,451,775.00
0.00
0.00
0.00
0.00
39,451,775.00
0.00
Totals:
1,201,185,676.75
1,344,833.35
0.03
0.00
0.00
1,199,840,843.37
0.00
March 2019
PRINCIPAL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
18,976.70
0.00
0.00
0.00
0.00
18,976.70
0.00
A-2
315,423.19
0.00
0.00
0.00
0.00
315,423.19
0.00
A-3
623,800.00
0.00
0.00
0.00
0.00
623,800.00
0.00
A-4
997,625.18
0.00
0.00
0.00
0.00
997,625.18
0.00
A-AB
210,732.60
0.00
0.00
0.00
0.00
210,732.60
0.00
X-A
662,401.83
0.00
0.00
0.00
0.00
662,401.83
0.00
X-B
2,679.27
0.00
0.00
0.00
0.00
2,679.27
0.00
A-S
323,059.40
0.00
0.00
0.00
0.00
323,059.40
0.00
B
244,355.30
0.00
0.00
0.00
0.00
244,355.30
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
196,752.72
0.00
0.00
0.00
0.00
196,752.72
0.00
D
152,248.98
0.00
0.00
0.00
0.00
152,248.98
0.00
X-D
30,274.17
0.00
0.00
0.00
0.00
30,274.17
0.00
E
80,627.44
0.00
0.00
0.00
0.00
80,627.44
0.00
F
68,571.69
0.00
0.00
0.00
0.00
68,571.69
0.00
G
133,376.47
0.00
-1,238.41
1,238.41
0.00
132,138.06
20,914.80
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
4,060,904.93
0.00
-1,238.41
1,238.41
0.00
4,059,666.52
20,914.80
March 2019
INTEREST DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Interest
Fees
Scheduled Interest
3,804,545.13
Master Servicing Fee
10,424.03
Interest Adjustments
(37.64)
Trustee/Certificate Administrator Fees
2,522.50
Deferred Interest
0.00
CREFC Intellectual Property Royalty License Fee
467.17
Net Prepayment Shortfall
0.00
Operating Advisor Fee
1,307.96
Net Prepayment Interest Excess
0.00
Special Servicing Fee
1,200.80
Interest Reserve (Deposit)/Withdrawal
271,081.49
Workout Fee
0.00
Interest Collections
4,075,588.98
Liquidation Fee
0.00
Special Serv Fee plus Adj.
0.00
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,344,833.35
Unscheduled Principal
0.03
Fee Distributions
15,922.46
Principal Adjustments
0.00
Principal Collections
1,344,833.38
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
37.64
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other
Other Expenses or Shortfalls
0.00
Yield Maintenance
0.00
Additional Trust Fund Expenses
37.64
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
4,059,666.52
Principal Distribution
1,344,833.38
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
5,404,499.90
Total Collections
5,420,422.36
Total Distribution
5,420,422.36
Funds Collection
Funds Distribution
March 2019
RECONCILIATION OF FUNDS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Mortgage Loan Stated Principal Balance
P&I Advances:
Beginning Principal Balance
1,201,185,677.22
Total
Ending Principal Balance
1,199,840,843.84
P & I Advances
Not Provided
% of Cut-Off Date Principal Balance
96.90%
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
426,903.25
Ending Loan Count
90
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
66
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
3.8007897%
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
Controlling Class:
G
0.00
0.00
0.00
Controlling Class Representative:
DoubleLine Capital L.P.
Specially Serviced Loans that are not Delinquent
Count
Balance
0
0.00
Aggregate Realized Loss in Related Collection Period
0.00
Agg Add'l Trust Expenses in Related Collection Period
0.00
March 2019
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Stated Principal
Amount Of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
March 2019
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

March 2019
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

March 2019
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

March 2019
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
6,200,623.53
0
0
0.00
0
0
0.00
0
0.00
Nov 2018
0.00
0.5%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

March 2019
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (ACTUAL BALANCE)
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
1
0.00
6,217,444.56
0
0
0.00
0
0
0.00
0
0.00
Nov 2018
0.00
0.5%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

March 2019
Delinquency Summary Report
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
90
1,199,840,843.84
100.00%
1,199,840,843.84
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
90
1,199,840,843.84
100.00%
1,199,840,843.84
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
90
1,199,840,843.84
100.00%
1,199,840,843.84
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
90
1,199,840,843.84
100.00%
1,199,840,843.84
Group 1
Current
Current
100.0%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Stated Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
March 2019
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Liq Proceeds
Portion of Liq
Balance of
and Other
Proceeds in
of Excess Liq
Loan ID
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO Property Sold Or Disposed During Related Prepayment Period
March 2019
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

March 2019
REO STATUS REPORT
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

March 2019
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

March 2019
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
0.00
0.00
0.00
0.00
35.65
0.00
0.00
7,457,346.83
0.00
0.00
39
1,200.80
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,165,171.47
0.00
0.00
53
0.00
0.00
0.00
0.00
0.00
0.00
1.99
0.00
0.00
3,023,342.71
0.00
0.00
80
16,645,861.01
Count:
Totals:
3
1,200.80
0.00
0.00
0.00
0.00
0.00
37.64
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
1,238.44
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

March 2019
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

March 2019
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Mixed Use
TX
05/06/25
N
121,162,560.60
627,969.37
0.03
03/06/19
0.00
0
386,906.60
0.00
4.098
2.09
02/28/18
2
Office
WA
04/04/25
N
123,000,000.00
373,913.17
0.00
03/06/19
0.00
0
373,913.17
0.00
3.909
0.00
12/31/17
3
Lodging
TX
05/06/25
N
82,126,178.21
389,439.87
0.00
03/06/19
0.00
0
234,387.23
0.00
3.663
3.45
12/31/17
4
Lodging
XX
04/06/20
N
76,222,924.78
218,759.79
0.00
03/06/19
0.00
0
218,759.79
0.00
3.690
8.60
4A
Lodging
XX
04/06/20
N
8,227,075.22
23,611.71
0.00
03/06/19
0.00
0
23,611.71
0.00
3.690
0.00
5
Office
MO
05/06/25
N
49,302,898.14
240,606.94
0.00
03/06/19
0.00
0
150,210.50
0.00
3.910
2.00
12/31/17
6
Multifamily
PA
10/04/24
N
33,250,000.00
114,706.96
0.00
03/06/19
0.00
0
114,706.96
0.00
4.436
1.52
12/31/17
7
Multifamily
OH
04/06/45
N
28,095,000.00
91,121.45
0.00
03/06/19
0.00
0
91,121.45
0.00
4.170
2.04
12/31/17
8
Lodging
CA
03/06/25
N
25,280,069.17
139,503.26
0.00
02/06/19
0.00
A
91,818.74
0.00
4.661
2.32
12/31/17
9
Mixed Use
CA
04/06/25
N
25,000,000.00
76,222.22
0.00
03/06/19
0.00
0
76,222.22
0.00
3.920
2.73
12/31/17
10
Retail
OH
05/06/25
N
23,222,815.13
117,059.33
0.00
03/06/19
0.00
0
69,500.85
0.00
3.840
2.17
12/31/17
11
Mixed Use
CA
04/06/20
N
24,500,000.00
77,175.00
0.00
03/06/19
0.00
0
77,175.00
0.00
4.050
2.39
12/31/17
12
Retail
NY
04/06/25
N
20,000,000.00
64,555.56
0.00
03/06/19
0.00
0
64,555.56
0.00
4.150
1.38
12/31/17
13
Lodging
NY
05/06/25
N
18,270,957.02
93,891.30
0.00
03/06/19
0.00
0
59,796.50
0.00
4.200
1.95
12/31/17
14
Retail
NY
05/06/25
N
18,000,000.00
57,820.00
0.00
03/06/19
0.00
0
57,820.00
0.00
4.130
1.64
12/31/17
15
Lodging
FL
04/04/25
N
16,710,340.56
85,246.10
0.00
03/06/19
0.00
0
51,227.51
0.00
3.934
2.57
12/31/17
16
Retail
CA
04/06/25
N
16,500,000.00
50,306.67
0.00
03/06/19
0.00
0
50,306.67
0.00
3.920
1.90
12/31/17
17
Multifamily
GA
04/06/25
N
16,200,000.00
48,762.00
0.00
03/06/19
0.00
0
48,762.00
0.00
3.870
2.60
12/31/17
18
Multifamily
XX
04/06/25
N
14,522,715.90
73,843.68
0.00
03/06/19
0.00
0
48,158.44
0.00
4.256
2.22
19
Multifamily
DC
05/06/25
N
13,700,000.00
44,540.22
0.00
03/06/19
0.00
0
44,540.22
0.00
4.180
1.47
12/31/17
20
Office
NJ
05/06/25
N
13,221,644.85
66,549.04
0.00
03/06/19
0.00
0
44,601.48
0.00
4.330
1.12
12/31/17
21
Multifamily
MI
04/06/25
N
13,380,000.00
43,395.80
0.00
03/06/19
0.00
0
43,395.80
0.00
4.170
2.18
12/31/17
22
Mixed Use
CA
04/04/25
N
12,585,126.83
63,876.10
0.00
03/06/19
0.00
0
41,576.49
0.00
4.240
1.73
12/31/17
23
Self Storage
CA
05/06/25
N
13,000,000.00
37,310.00
0.00
03/06/19
0.00
0
37,310.00
0.00
3.690
4.20
12/31/17
24
Multifamily
OK
04/06/25
N
12,607,996.50
62,818.53
0.00
03/06/19
0.00
0
41,550.28
0.00
4.230
1.95
12/31/17
25
Multifamily
OH
04/06/45
N
12,130,000.00
38,869.91
0.00
03/06/19
0.00
0
38,869.91
0.00
4.120
1.25
12/31/17
26
Retail
FL
05/06/25
N
11,843,023.26
60,233.16
0.00
03/06/19
0.00
0
40,780.56
0.00
4.420
2.63
12/31/17
27
Retail
XX
05/06/25
N
10,326,204.91
60,173.40
0.00
03/06/19
0.00
0
32,212.96
0.00
4.000
1.69
12/31/17
28
Multifamily
OH
05/06/25
N
11,200,000.00
35,454.22
0.00
02/06/19
0.00
A
35,454.22
0.00
4.070
2.95
12/31/17
29
Lodging
LA
03/06/25
N
10,718,068.27
53,377.77
0.00
03/06/19
0.00
0
33,906.76
0.00
4.060
2.21
10/31/17
30
Multifamily
MI
04/06/25
N
11,000,000.00
34,735.56
0.00
03/06/19
0.00
0
34,735.56
0.00
4.060
3.00
12/31/17
31
Retail
XX
03/06/25
N
10,254,531.71
56,816.77
0.00
03/06/19
0.00
0
37,556.42
0.00
4.700
1.45
32
Multifamily
TX
05/06/25
N
10,161,620.62
53,190.43
0.00
03/06/19
0.00
0
33,180.80
0.00
4.190
2.29
12/31/17
33
Retail
TN
04/06/20
N
10,600,142.30
52,630.47
0.00
03/06/19
0.00
0
34,685.75
0.00
4.200
2.16
12/31/17
34
Multifamily
TX
05/06/25
N
9,797,705.80
51,285.54
0.00
03/06/19
0.00
0
31,992.51
0.00
4.190
2.08
12/31/17
35
Self Storage
GA
03/06/25
N
5,646,707.80
29,939.42
0.00
03/06/19
0.00
0
19,228.94
0.00
4.370
1.58
12/31/17
36
Self Storage
GA
03/06/25
N
3,563,611.69
18,961.63
0.00
03/06/19
0.00
0
12,135.52
0.00
4.370
2.40
12/31/17
37
Multifamily
TX
05/06/25
N
8,896,530.21
48,022.28
0.00
02/06/19
0.00
A
31,058.57
0.00
4.480
1.97
12/31/17
38
Retail
IL
05/06/25
N
7,901,544.30
39,990.59
0.00
03/06/19
0.00
0
26,032.77
0.00
4.229
2.12
12/31/17
39
Industrial
TX
05/06/25
N
7,457,346.83
38,702.29
0.00
03/06/19
0.00
0
23,886.01
0.00
4.110
1.83
40
Retail
OH
04/06/25
N
7,462,888.96
40,139.95
0.00
03/06/19
0.00
0
25,763.33
0.00
4.430
1.53
12/31/17

March 2019
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
41
Retail
CA
05/06/25
N
7,900,000.00
23,053.96
0.00
03/06/19
0.00
0
23,053.96
0.00
3.752
3.16
12/31/17
42
Multifamily
TX
04/06/20
N
7,313,118.91
40,514.72
0.00
03/06/19
0.00
0
26,857.52
0.00
4.713
1.00
43
Multifamily
FL
04/06/25
N
7,180,792.21
38,541.42
0.00
03/06/19
0.00
0
24,677.67
0.00
4.410
1.97
44
Multifamily
OH
05/06/25
N
7,395,312.13
36,155.09
0.00
03/06/19
0.00
0
23,510.80
0.00
4.081
1.95
12/31/17
45
Office
VA
04/06/25
N
6,998,497.45
37,243.18
0.00
03/06/19
0.00
0
23,609.84
0.00
4.329
1.89
12/31/17
46
Retail
KY
04/06/25
N
6,986,971.61
36,676.29
0.00
03/06/19
0.00
0
22,869.21
0.00
4.200
2.16
12/31/17
47
Retail
CA
03/06/25
N
7,075,906.58
34,125.31
0.00
03/06/19
0.00
0
21,721.73
0.00
3.940
1.59
12/31/17
48
Retail
VA
05/06/25
N
6,596,147.85
33,285.38
0.00
02/06/19
0.00
A
19,792.20
0.00
3.850
2.63
12/31/17
49
Multifamily
VA
04/06/25
N
6,695,381.88
32,839.74
0.00
03/06/19
0.00
0
21,363.95
0.00
4.096
2.00
12/31/17
50
Mobile Home
PA
05/06/25
N
6,246,681.19
32,469.59
0.00
02/06/19
0.00
A
20,078.76
0.00
4.125
1.34
12/31/17
51
Retail
CO
05/06/25
N
6,500,000.00
23,508.33
0.00
03/06/19
0.00
0
23,508.33
0.00
4.650
1.66
12/31/17
52
Office
PA
03/06/25
N
6,500,000.00
21,564.47
0.00
03/06/19
0.00
0
21,564.47
0.00
4.266
2.58
12/31/17
53
Retail
02/12/18 SC
05/06/25
N
6,165,171.47
30,665.80
0.00
02/06/19
0.00
A
20,307.89
0.00
4.228
1.98
12/31/17
54
Retail
CA
04/06/25
N
5,911,352.27
29,727.53
0.00
02/06/19
0.00
A
19,849.28
0.00
4.310
2.59
12/31/17
55
Multifamily
CO
05/06/25
N
5,499,091.90
28,508.70
0.00
03/06/19
0.00
0
17,570.87
0.00
4.100
1.66
12/31/17
56
Multifamily
SC
04/06/25
N
5,530,915.27
30,603.18
0.00
03/06/19
0.00
0
20,260.69
0.00
4.701
1.14
12/31/17
57
Retail
AL
04/06/25
N
5,750,000.00
17,683.17
0.00
03/06/19
0.00
0
17,683.17
0.00
3.954
4.10
12/31/17
58
Retail
SC
05/06/25
N
5,417,387.24
27,425.05
0.00
03/06/19
0.00
0
17,158.32
0.00
4.065
1.59
12/31/17
59
Retail
SC
05/06/25
N
5,640,000.00
17,094.84
0.00
03/06/19
0.00
0
17,094.84
0.00
3.897
3.16
12/31/17
60
Self Storage
MI
03/06/25
N
5,620,000.00
18,301.84
0.00
03/06/19
0.00
0
18,301.84
0.00
4.187
3.17
12/31/17
61
Retail
TX
04/06/25
N
5,040,799.07
26,908.88
0.00
03/06/19
0.00
0
17,121.21
0.00
4.359
1.92
12/31/17
62
Retail
GA
04/06/25
N
5,270,051.60
26,318.78
0.00
03/06/19
0.00
0
17,449.77
0.00
4.250
2.38
12/31/17
63
Self Storage
MI
03/06/25
N
5,225,000.00
17,015.50
0.00
03/06/19
0.00
0
17,015.50
0.00
4.187
3.10
12/31/17
64
Retail
NC
05/06/25
N
4,866,054.28
24,074.21
0.00
03/06/19
0.00
0
15,276.16
0.00
4.029
1.93
12/31/17
65
Self Storage
MI
03/06/25
N
5,025,000.00
16,364.19
0.00
03/06/19
0.00
0
16,364.19
0.00
4.187
2.67
12/31/17
66
Retail
AZ
05/06/25
N
4,654,267.05
23,870.76
0.00
03/06/19
0.00
0
14,509.07
0.00
4.000
2.18
12/31/17
67
Lodging
FL
04/04/25
N
4,678,749.32
25,491.97
0.00
03/06/19
0.00
0
16,599.98
0.00
4.553
2.73
12/31/17
68
Retail
NC
04/06/25
N
4,662,164.20
24,655.57
0.00
03/06/19
0.00
0
15,513.93
0.00
4.270
1.90
12/31/17
69
Industrial
MI
03/06/26
N
3,298,346.45
46,165.19
0.00
02/06/19
0.00
A
12,011.07
0.00
4.634
1.91
12/31/17
70
Multifamily
MI
05/06/25
N
4,350,354.99
23,285.38
0.00
03/06/19
0.00
0
14,916.52
0.00
4.400
0.00
71
Lodging
NY
05/06/20
N
4,126,612.23
26,080.26
0.00
03/06/19
0.00
0
15,809.56
0.00
4.914
2.49
12/31/17
72
Multifamily
MI
04/06/25
N
4,333,873.94
21,568.15
0.00
03/06/19
0.00
0
14,248.76
0.00
4.220
2.79
12/31/17
73
Retail
NC
05/06/25
N
3,717,836.86
26,453.70
0.00
03/06/19
0.00
0
12,336.18
0.00
4.250
1.43
12/31/17
74
Retail
AL
04/06/25
N
3,921,091.99
20,952.64
0.00
03/06/19
0.00
0
13,347.10
0.00
4.368
1.37
12/31/17
75
Mixed Use
NY
04/06/25
N
3,809,971.81
20,611.12
0.00
03/06/19
0.00
0
13,315.90
0.00
4.485
1.55
12/31/17
76
Office
IN
04/06/25
N
3,714,854.90
20,022.82
0.00
03/06/19
0.00
0
12,882.24
0.00
4.450
1.22
12/31/17
77
Mobile Home
PA
05/06/25
N
3,542,893.75
18,415.59
0.00
02/06/19
0.00
A
11,387.95
0.00
4.125
1.57
12/31/17
78
Retail
NC
05/06/25
N
3,002,466.71
21,363.59
0.00
03/06/19
0.00
0
9,962.51
0.00
4.250
1.56
12/31/17
79
Retail
GA
05/06/25
N
2,991,396.99
17,447.41
0.00
03/06/19
0.00
0
9,355.07
0.00
4.010
1.65
12/31/17
80
Multifamily
TX
04/06/20
N
3,023,342.71
18,238.90
0.00
03/06/19
0.00
0
11,899.92
0.00
5.050
0.65
12/31/17
81
Multifamily
NY
05/06/25
N
2,845,280.82
14,861.67
0.00
03/06/19
0.00
0
9,246.41
0.00
4.170
1.58
12/31/17

March 2019
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
82
Mixed Use
FL
05/06/25
N
3,000,000.00
9,170.00
0.00
03/06/19
0.00
0
9,170.00
0.00
3.930
3.16
12/31/17
83
Mobile Home
CO
04/06/20
N
2,800,143.46
14,934.35
0.00
03/06/19
0.00
0
9,492.23
0.00
4.350
1.62
12/31/17
84
Retail
KY
05/06/25
N
2,626,572.00
14,387.53
0.00
02/06/19
0.00
A
9,455.87
0.00
4.620
2.20
12/31/17
85
Self Storage
MI
03/06/25
N
2,630,000.00
8,564.74
0.00
03/06/19
0.00
0
8,564.74
0.00
4.187
2.94
12/31/17
86
Self Storage
CA
05/06/25
N
2,283,324.98
12,061.19
0.00
03/06/19
0.00
0
8,200.83
0.00
4.610
2.02
11/30/17
87
Retail
NC
05/06/25
N
2,004,237.30
14,348.73
0.00
03/06/19
0.00
0
6,785.47
0.00
4.337
1.86
12/31/17
88
Self Storage
MI
03/06/25
N
1,305,000.00
4,249.80
0.00
03/06/19
0.00
0
4,249.80
0.00
4.187
3.41
12/31/17
89
Multifamily
MI
04/06/25
N
1,120,198.90
5,980.81
0.00
03/06/19
0.00
0
3,806.09
0.00
4.360
2.78
12/31/17
1,199,840,843.84
5,149,378.48
0.03
0.00
90
Totals:
Count:
3,804,545.13
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

March 2019
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

March 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
0M to 4.9M
26
$86,872,647.33
7.24%
5M to 9.9M
31
$204,873,377.75
17.08%
10M to 14.9M
16
$191,251,075.15
15.94%
15M to 19.9M
5
$85,681,297.58
7.14%
20M to 24.9M
3
$67,722,815.13
5.64%
25M to 29.9M
3
$78,375,069.17
6.53%
30M to 34.9M
1
$33,250,000.00
2.77%
45M to 49.9M
1
$49,302,898.14
4.11%
75M to 79.9M
1
$76,222,924.78
6.35%
80M to 84.9M
1
$82,126,178.21
6.84%
120M to 124.9M
2
$244,162,560.60
20.35%
Total
90
$1,199,840,843.84
100.00%
Remaining Principal Balance
0
4
8
12
16
20
24
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
45
M
t
o
49.9M
75
M
t
o
79.9M
80
M
t
o
84.9M
12
0M
to
12
4.9M
Count
Balance ($)
%
3.500% - 3.740%
4
$179,576,178.21
14.97%
3.750% - 3.990%
13
$305,898,108.26
25.49%
4.000% - 4.240%
38
$471,039,038.23
39.26%
4.250% - 4.490%
24
$168,411,936.39
14.04%
4.500% - 4.740%
9
$67,765,627.81
5.65%
4.750% - 4.990%
1
$4,126,612.23
0.34%
5.000% - 5.240%
1
$3,023,342.71
0.25%
Total
90
$1,199,840,843.84
100.00%
Gross Rate
Total Weighted Average Rate: 4.07%
0
5
10
15
20
25
30
35
40
3.500% -
3.740%
3.750% -
3.990%
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%

March 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
TEXAS
9
$254,979,202.96
21.25%
CALIFORNIA
10
$140,035,779.83
11.67%
WASHINGTON
1
$123,000,000.00
10.25%
VARIOUS
5
$119,553,452.52
9.96%
OHIO
6
$89,506,016.22
7.46%
NEW YORK
6
$67,052,821.88
5.59%
MICHIGAN
11
$57,287,774.28
4.77%
PENNSYLVANIA
4
$49,539,574.94
4.13%
MISSOURI
1
$49,302,898.14
4.11%
FLORIDA
5
$43,412,905.35
3.62%
GEORGIA
5
$33,671,768.08
2.81%
SOUTH CAROLINA
4
$22,753,473.98
1.90%
VIRGINIA
3
$20,290,027.18
1.69%
NORTH CAROLINA
5
$18,252,759.35
1.52%
COLORADO
3
$14,799,235.36
1.23%
DISTRICT OF COLUMBIA
1
$13,700,000.00
1.14%
NEW JERSEY
1
$13,221,644.85
1.10%
OKLAHOMA
1
$12,607,996.50
1.05%
LOUISIANA
1
$10,718,068.27
0.89%
TENNESSEE
1
$10,600,142.30
0.88%
ALABAMA
2
$9,671,091.99
0.81%
KENTUCKY
2
$9,613,543.61
0.80%
ILLINOIS
1
$7,901,544.30
0.66%
ARIZONA
1
$4,654,267.05
0.39%
INDIANA
1
$3,714,854.90
0.31%
Total
90
$1,199,840,843.84
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
TEXAS
CALIFORNIA
WASHINGTO
N
VARIO
US
OH
IO
NEW YORK
M
IC
HIGAN
PENNSYLVANIA
M
ISS
O
URI
FLORIDA
GE
O
RGIA
SO
UT
H
CAROLINA
VIRGINIA
NO
RTH CAROLINA
CO
LO
RADO
DISTRICT OF COLUMBIA
NEW
JE
RSEY
OKLAH
O
MA
LOUISIANA
TENNESSEE
ALABAMA
KENTUCKY
IL
LIN
O
IS
ARIZONA
INDIANA

March 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
Industrial
2
$10,755,693.28
0.90%
Lodging
9
$246,360,974.78
20.53%
Mixed Use
6
$190,057,659.24
15.84%
Mobile Home Park
3
$12,589,718.40
1.05%
Multifamily
24
$250,229,232.69
20.86%
Office
6
$202,737,895.34
16.90%
Retail
31
$242,811,025.64
20.24%
Self Storage
9
$44,298,644.47
3.69%
Total
90
$1,199,840,843.84
100.00%
Property Type
0.9
Industrial
20.5
Lodging
15.8
Mixed
Use
1.0
Mobile Home Park
20.9
Multifamily
16.9
Office
20.2
Retail
3.7
Self Storage
Industrial
0.9%
Lodging
20.5%
Mixed Use
15.8%
Mobile Home Park
1.0%
Multifamily
20.9%
Office
16.9%
Retail
20.2%
Self Storage
3.7%
Total:
100.0%
Count
Balance ($)
%
45 - 47
76
$1,074,448,602.17
89.55%
48 - 50
13
$92,142,241.67
7.68%
51 - 53
1
$33,250,000.00
2.77%
Total
90
$1,199,840,843.84
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 47
0
20
40
60
80
100
45 - 47
48 - 50
51 - 53

March 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
12 - 14
8
$136,813,359.61
11.40%
66 - 68
1
$33,250,000.00
2.77%
72 - 74
80
$1,026,479,137.78
85.55%
84 - 86
1
$3,298,346.45
0.27%
Total
90
$1,199,840,843.84
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 66
0
20
40
60
80
100
12 - 14
66 - 68
72 - 74
84 - 86
Count
Balance ($)
%
0.500 - 0.990
1
$2,283,324.98
0.19%
1.000 - 1.490
12
$103,200,853.38
8.60%
1.500 - 1.990
34
$429,618,584.43
35.81%
2.000 - 2.490
18
$177,893,286.86
14.83%
2.500 - 2.990
10
$120,557,920.43
10.05%
3.000 - 3.490
9
$135,736,518.77
11.31%
4.000 - 4.490
2
$18,750,000.00
1.56%
8.000 - 8.490
1
$76,222,924.78
6.35%
Not Avail.
3
$135,577,430.21
11.30%
Total
90
$1,199,840,843.84
100.00%
DSCR
Total Weighted Average DSCR: 2.33
0
5
10
15
20
25
30
35
40
0.500
- 0.990
1.000
- 1.490
1.500
- 1.990
2.000
- 2.490
2.500
- 2.990
3.000
- 3.490
4.000
- 4.490
8.000
- 8.490
No
t Ava
il.

March 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
30.81%
Amortizing
Balloon
0.27%
Full Amortizing
68.91%
Other
Amortizing Balloon
30.81%
Full Amortizing
0.27%
Other
68.91%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
38
$369,718,065.95
30.81%
Full Amortizing
1
$3,298,346.45
0.27%
Other
51
$826,824,431.44
68.91%
Total
90
$1,199,840,843.84
100.00%
Amortization Type

March 2019
DELINQUENT LOAN DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Paid Thru
Date
Current
P&I
Advances**
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Status
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Resolution
Strategy Code
8
02/06/2019
139,404.76
139,404.76
0.00
A
28
02/06/2019
35,149.33
35,410.66
0.00
A
37
02/06/2019
47,987.62
47,987.62
0.00
A
48
02/06/2019
33,015.49
33,015.48
0.00
A
50
02/06/2019
32,116.65
32,116.65
0.00
A
53
02/06/2019
30,641.78
30,641.77
0.00
A
02/12/2018
98
54
02/06/2019
29,520.29
29,704.50
0.00
A
69
02/06/2019
46,029.11
46,029.11
0.00
A
77
02/06/2019
18,215.41
18,215.41
0.00
A
84
02/06/2019
14,377.30
14,377.29
8,364.04
A
10
Totals:
426,903.25
8,364.04
Count:
426,457.74
* Loan Status: A = Payment not received but still in grace period;
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.
**** Resolution Strategy Code
1 - Modification 2 - Foreclosure 3 - Bankruptcy 4 - Extension 5 - Note Sale
6 - DPO 7 - REO 8 - Resolved 9 - Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure 11- Full Payoff 12 - Reps and Warranties
13 - Other or TBD

March 2019
SUPPLEMENTAL INFORMATION
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Notice Date
Notes
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Loan Detail
    Historical Loan Modification Report
    Bond/Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    Historical Delinquency & Liquidation (Actual)
    Delinquency Summary Report
    REO Additional Detail
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Delinquent Loan Detail
    Supplemental Information